Fair Value of Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Summary of Fair Values and Carrying Values of Long-Term Debt

The fair values and carrying values of the Company’s long-term debt at December 31, 2015 and 2014 are as follows:

December 31 (millions of Canadian dollars)	2015 Carrying Value	2015 Fair Value	2014 Carrying Value	2014 Fair Value
Long-term debt
$250 million of MTN Series 21 notes[1]	—	—	252	252
$50 million of MTN Series 33 notes[1]	51	51	—	—
Other notes and debentures[2]	8,673	9,942	8,673	10,159

	8,724	9,993	8,925	10,411

[1]	The fair value of the $50 million MTN Series 33 notes and $250 million of the MTN Series 21 notes subject to hedging is primarily based on changes in the present value of future cash flows due to a change in the yield in the swap market for the related swap (hedged risk).
[2]	The fair value of other notes and debentures, and the portion of the MTN Series 21 notes that are not subject to hedging, represents the market value of the notes and debentures and is based on unadjusted period-end market prices for the same or similar debt of the same remaining maturities.

Summary of Fair Value Hierarchy of Financial Assets and Liabilities

The fair value hierarchy of financial assets and liabilities at December 31, 2015 and 2014 is as follows:

December 31, 2015 (millions of Canadian dollars)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	89	89	89	—	—
Derivative instruments
Fair value hedge – interest-rate swap	1	1	1	—	—

	90	90	90	—	—

Liabilities:
Short-term notes payable	1,491	1,491	1,491	—	—
Long-term debt	8,724	9,993	—	9,993	—

	10,215	11,484	1,491	9,993

December 31, 2014 (millions of Canadian dollars)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	100	100	100	—	—
Derivative instruments
Fair value hedges – interest-rate swaps	2	2	—	2	—

	102	102	100	2	—

Liabilities:
Bank indebtedness	2	2	2	—	—
Derivative instruments
Undesignated contracts – interest-rate swaps	3	3	—	3	—
Long-term debt	8,925	10,411	—	10,411	—

	8,930	10,416	2	10,414	—

Summary of Net Unrealized Loss (Gain) on Hedged Debt and Related Interest Rate Swaps

The net unrealized loss (gain) on the hedged debt and the related interest-rate swaps for the years ended December 31, 2015 and 2014 are included in financing charges as follows:

Year ended December 31 (millions of Canadian dollars)	2015	2014
Unrealized loss (gain) on hedged debt	(1)	(3)
Unrealized loss (gain) on fair value interest-rate swaps	1	3

Net unrealized loss (gain)	—	—

Summary of Principal Repayments and Related Weighted Average Interest Rates

Principal repayments and related weighted average interest rates are summarized by the number of years to maturity in the following table:

Years to Maturity	Long-term Debt Principal Repayments (millions of Canadian dollars)	Weighted Average Interest Rate (%)
1 year	500	4.3
2 years	600	5.2
3 years	750	2.8
4 years	228	1.2
5 years	650	2.9

	2,728	3.5
6 – 10 years	600	3.2
Over 10 years	5,395	5.4

	8,723	4.7

Summary of Long Term Debt Interest Payments

Interest payments on long-term debt are summarized by year in the following table:

Year	Interest Payments (millions of Canadian dollars)
2016	397
2017	386
2018	355
2019	332
2020	322

1,792
2021-2025	1,496
2026 +	4,080

7,368